Information about financial instruments - Schedule of Present Fair Values of Derivative Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial liabilities [line items]
Fair value	$ 42,820	$ 47,493	$ 39,151
Cash flow hedges | Financial instruments at fair value through other comprehensive income
Disclosure of financial liabilities [line items]
Notional Amount	5,250	7,250	4,800
Fair value	$ 72	$ (150)	$ (39)
Cash flow hedges | Forward contracts | Financial instruments at fair value through other comprehensive income
Disclosure of financial liabilities [line items]
Notional Amount	2,250	5,750	2,300
Fair value	$ 53	$ (142)	$ (38)
Cash flow hedges | Options | Financial instruments at fair value through other comprehensive income
Disclosure of financial liabilities [line items]
Notional Amount	3,000	1,500	2,500
Fair value	$ 19	$ (8)	$ (1)